Per Share Amounts (Details Textual)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of dilutive securities	0	0	404,000
Anti-dilutive shares	1,168,335
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,168,335	1,219,236	0